FAIR VALUE MEASUREMENTS (Summary Of Companys Financial Assets Measured And Recorded At Fair Value On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Quoted price in active markets for identical asssets Level 1 [Member]
Derivative financial instruments:
Interest rate swaptions
Recurring basis [Member]
Available-for-sale investments:
Equity securities	27,810	237,794
Corporate bonds		62,907
Derivative financial instruments:
Interest rate swaptions	1,937	1,294
Interest rate swap	(363)
Written put option	(730)
Total	28,654	301,995
Recurring basis [Member] | Quoted price in active markets for identical asssets Level 1 [Member]
Available-for-sale investments:
Equity securities	27,810	237,794
Corporate bonds		62,907
Derivative financial instruments:
Interest rate swaptions
Interest rate swap
Written put option
Total	27,810	300,701
Recurring basis [Member] | Significant other observable inputs Level 2 [Member]
Available-for-sale investments:
Equity securities
Corporate bonds
Derivative financial instruments:
Interest rate swaptions	1,937	1,294
Interest rate swap	(363)
Written put option
Total	1,574	1,294
Recurring basis [Member] | Significant unobservable inputs Level 3 [Member]
Available-for-sale investments:
Equity securities
Corporate bonds
Derivative financial instruments:
Interest rate swaptions
Interest rate swap
Written put option	(730)
Total	$ (730)